Derivative Instruments and Hedging Activities - Schedule of Effects of Master Netting Agreements on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives Not Designated as Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	$ 2.6	$ 6.1
Offset	1.2	5.3
Net Amount in Balance Sheet	1.4	0.8
Foreign Exchange Forward [Member] | Derivatives Not Designated as Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	5.2	7.1
Offset	1.2	5.3
Net Amount in Balance Sheet	4.0	1.8
Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	50.7	82.3
Offset	21.5	12.6
Net Amount in Balance Sheet	29.2	69.7
Gross Amount	24.9	13.8
Offset	21.5	12.6
Net Amount in Balance Sheet	3.4	1.2
Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	18.7	24.5
Offset	6.5	4.7
Net Amount in Balance Sheet	12.2	19.8
Gross Amount	7.9	5.3
Offset	6.5	4.7
Net Amount in Balance Sheet	$ 1.4	$ 0.6